Segment Reporting - Statement of Operations (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) item	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($) item	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Segment Reporting
Number of reportable segments | item	3		3		3	3	3
Gain on sale of loans, net	$ 179		$ 10,693		$ 6,134	$ 30,824	$ 65,294	$ 14,004
Servicing (expense) fees, net	7		(150)		(5)	(269)	(432)	3,603
Gain (loss) on mortgage servicing rights, net	45		(37)		155	1	34	(28,509)
Real estate services fees, net	257		478		442	688	1,144	1,312
Other revenue (expense)	7		(4)		959	320	279	1,498
Other operating expense	(14,666)		(19,616)		(34,023)	(40,914)	(81,204)	(81,273)
Other income (expense)	720		(166)		11,726	(154)	11,078	1,348
Net (loss) earnings before income taxes	(13,451)		(8,802)		(14,612)	(9,504)	(3,807)	(88,017)
Income tax expense	16		62		39	43	71	133
Net loss	(13,467)	$ (1,184)	(8,864)	$ (683)	(14,651)	(9,547)	(3,878)	(88,150)
Corporate and other
Segment Reporting
Other revenue (expense)	(22)		(46)		912	228	145	1,220
Other operating expense	(4,800)		(3,837)		(9,284)	(8,417)	(16,412)	(18,286)
Other income (expense)	(418)		(464)		(882)	(924)	(1,860)	(2,362)
Net (loss) earnings before income taxes	(5,240)		(4,347)		(9,254)	(9,113)	(18,127)	(19,428)
Mortgage Lending | Operating segments
Segment Reporting
Gain on sale of loans, net	179		10,693		6,134	30,824	65,294	14,004
Servicing (expense) fees, net	7		(150)		(5)	(269)	(432)	3,603
Gain (loss) on mortgage servicing rights, net	45		(37)		155	1	34	(28,509)
Other revenue (expense)	1				4	23	24	135
Other operating expense	(9,378)		(15,288)		(23,880)	(31,516)	(62,605)	(60,869)
Other income (expense)	261		(16)		649	(199)	98	2,366
Net (loss) earnings before income taxes	(8,885)		(4,798)		(16,943)	(1,136)	2,413	(69,270)
Real Estate Services | Operating segments
Segment Reporting
Real estate services fees, net	257		478		442	688	1,144	1,312
Other operating expense	(359)		(356)		(718)	(725)	(1,409)	(1,485)
Net (loss) earnings before income taxes	(102)		122		(276)	(37)	(265)	(173)
Long-term Mortgage Portfolio | Operating segments
Segment Reporting
Other revenue (expense)	28		42		43	69	110	143
Other operating expense	(129)		(135)		(141)	(256)	(778)	(633)
Other income (expense)	877		314		11,959	969	12,840	1,344
Net (loss) earnings before income taxes	$ 776		$ 221		$ 11,861	$ 782	$ 12,172	$ 854